Shareholders' Equity - Share-Based Payments Recognized (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Shareholder's Equity [Abstract]
Expense recognized in the year for share-based payments	$ 789	$ 1,685